NET FINANCE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net Finance Expense Recognized In Profit And Loss

(in thousands of $)	2022	2021
Interest income	1,463	119
Foreign exchange gains	16	—
Other financial income	—	2
Finance income	1,479	121
Interest expense on financial liabilities measured at amortized cost	92,222	52,328
Interest leasing	937	3,968
Gain on interest rate swaps	(53,623)	(17,509)
Foreign exchange losses	—	116
Amortization of debt issuance costs	5,553	5,210
Other financial expenses	241	131
Finance expense	45,330	44,244
Net finance expense	(43,851)	(44,123)